Right-of-Use Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [abstract]
Schedule of Carrying Amounts of Right-of-Use Assets
The carrying amounts of
right-of-use
assets are as below:

	Buildings	Others	Total
	RMB’million	RMB’million	RMB’million
Net book amount at January 1, 2020	136	12	148
Inception of new leases	257	—	257
Depreciation charge	(76)	(10)	(86)
Disposal	(8)	—	(8)

Net book amount at December 31, 2020	309	2	311
Inception of new leases	117	—	117
Depreciation charge	(122)	(1)	(123)
Disposal	(22)	—	(22)

Net book amount at December 31, 2021	282	1	283